Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2018
Personnel expenses
Summary of personnel expenses

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Wages and salaries	12,772	10,769	9,772
LTCIP	--	--	(478)
Employee stock option plan	604	386	--
Social security contributions	2,527	2,197	1,799
Total	15,903	13,352	11,093